Goodwill and other intangible assets - Additional Information (Detail) - CAD ($) $ in Millions	Aug. 01, 2021	Aug. 01, 2020
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Period of discounted cash flow method for calculating value in use		five-year
Caribbean Banking [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Description of valuation techniques used to measure fair value less costs of disposal		FVLCD using a discounted cash flow method that projects future cash flows over a 5-year period.
Description of level of fair value hierarchy within which fair value measurement is categorised		level 3
Reduction in future cash flows to determine sensitivity of current estimate of fair value less costs of disposal	10.00%
Percentage of unit's recoverable amount exceeds its carrying amount	123.00%
Pretax discount rate for future cash flows	10.90%	11.40%
Terminal growth rate	3.50%	3.70%
A 50 bps change in the discount rate would Increase in recoverable amount of goodwill	$ 360
A 50 bps change in the terminal growth rate would Increase in recoverable amount of goodwill	339
A 50 bps change in the terminal growth rate would decrease in recoverable amount of goodwill	289
Decrease in recoverable amount of goodwill due to percentage reduction in cash flow forecast	$ 469